UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snow Lake Capital (HK) Limited

Address:   Unit 2606, 26/F, The Center,
           99 Queen's Road Central,
           Central, Hong Kong


Form 13F File Number: 028-15174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fiony Tam
Title:  COO/CFO
Phone:  +852 3468 6439

Signature,  Place,  and  Date  of  Signing:

/s/ Fiony Tam                      Hong Kong                          5/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $       79,993
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRMEDIA GROUP INC           SPONSORED ADR  009411109      296   165,565 SH       SOLE                  165,565      0    0
LE GAGA HLDGS LTD            SPONSORED ADR  521168104    3,062   874,767 SH       SOLE                  874,767      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR  16949N109   24,690 1,500,000 SH       SOLE                1,500,000      0    0
PACTERA TECHNOLOGY INTL LTD  SPONSORED ADR  695255109      874   136,062 SH       SOLE                  136,062      0    0
QIHOO 360 TECHNOLOGY CO LTD  ADS            74734M109    9,526   321,500 SH       SOLE                  321,500      0    0
SOHU COM INC                 COM            83408W103   18,415   371,190 SH       SOLE                  371,190      0    0
SPREADTRUM COMMUNICATIONS IN ADR            849415203    7,794   380,000 SH       SOLE                  380,000      0    0
TAL ED GROUP                 ADS REPSTG COM 874080104   14,078 1,502,434 SH       SOLE                1,502,434      0    0
YOUKU TUDOU INC              SPONSORED ADR  98742U100    1,258    75,000 SH       SOLE                   75,000      0    0


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